Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

Our financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) in U.S. dollars. We have made all the adjustments that we believe are necessary for a fair presentation of our financial statements.

Basis of Presentation

Our financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) in U.S. dollars. We have made all the adjustments that we believe are necessary for a fair presentation of our financial statements.

Use of Estimates

Use of estimates

The preparation of the financial statements in conformity with US GAAP requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. On an on-going basis we review our estimates and assumptions. The estimates were based on historical experience and other assumptions that we believe to be reasonable under the circumstances. Actual results could differ from those estimates under different assumptions or conditions, but we do not believe such differences will materially affect our financial position or results of operations.

Use of estimates

The preparation of the financial statements in conformity with US GAAP requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. On an on-going basis we review our estimates and assumptions. The estimates were based on historical experience and other assumptions that we believe to be reasonable under the circumstances. Actual results could differ from those estimates under different assumptions or conditions, but we do not believe such differences will materially affect our financial position or results of operations.

Fiscal Year End	Fiscal Year End The Company operates on a fiscal year basis with the fiscal year ending on June 30.	Fiscal Year End The Company operates on a fiscal year basis with the fiscal year ending on June 30.
Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and demand deposit with banks, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and demand deposit with banks, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

Deposit, Upfront Payments and Other Receivables

Deposit, upfront payments and other receivables

Security deposits paid for office lease are accounted for as deposits. Amounts paid in advance for future expenses are accounted for as prepaid expenses. Goods and Service Tax (“GST”) refunds are accounted for as other receivables. We expect that the result of adopting current expected credit loss model (“CECL”) is immaterial to other receivables.

Deposit, upfront payments and other receivables

Security deposits paid for office lease are accounted for as deposits. Amounts paid in advance for future expenses are accounted for as prepaid expenses. Goods and Service Tax (“GST”) refunds are accounted for as other receivables. We expect that the result of adopting current expected credit loss model (“CECL”) is immaterial to other receivables.

Promissory Note - Prime Number Acquisition I Corp.

Promissory Note – Prime Number Acquisition I Corp.

As of December 31, 2023, and June 30, 2023, the Company agreed to loan Prime Number Acquisition I Corp. an aggregate of $583,594 and $333,594 respectively, to be used for a portion of the expenses of the Business Combination. These loans are non-interest bearing, unsecured and are due at the closing of the Business Combination.

Promissory Note – Prime Number Acquisition I Corp.

During the year, the Company agreed to loan Prime Number Acquisition I Corp. an aggregate of $333,594 to be used for a portion of the expenses of the Business Combination. These loans are non-interest bearing, unsecured and are due at the closing of the Business Combination.

Property and Equipment

Property and equipment

Property and equipment are stated at cost, less accumulated depreciation. Expenditures for additions, major renewals and betterments are capitalized and expenditures for maintenance and repairs are charged to expense as incurred.

Depreciation is computed using the straight-line method over the estimated useful lives of the related capitalized assets. The estimated useful lives are as follows:

Useful lives
Office equipment	5 years

Property and equipment

Property and equipment are stated at cost, less accumulated depreciation. Expenditures for additions, major renewals and betterments are capitalized and expenditures for maintenance and repairs are charged to expense as incurred.

Depreciation is computed using the straight-line method over the estimated useful lives of the related capitalized assets. The estimated useful lives are as follows:

Useful lives
Office equipment	5 years

Other Current Liabilities

Other current liabilities

Other current liabilities are liabilities for goods and services provided to the Company prior to the end of the financial year which are unpaid. They are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities.

Other current liabilities

Other current liabilities are liabilities for goods and services provided to the Company prior to the end of the financial year which are unpaid. They are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities.

Deferred Tax Asset Allowance

Deferred Tax Asset Allowance

Deferred tax assets are recognized for tax losses not yet used and temporary deductible differences. As those deferred tax assets can only be recognized to the extent that it is probable that future taxable profit will be available against which the unused tax credits can be utilized, management’s judgement is required to assess the probability of future taxable profits. Management’s assessment is constantly reviewed and additional deferred tax assets are recognized if it becomes probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred Tax Asset Allowance

Deferred tax assets are recognized for tax losses not yet used and temporary deductible differences. As those deferred tax assets can only be recognized to the extent that it is probable that future taxable profit will be available against which the unused tax credits can be utilized, management’s judgement is required to assess the probability of future taxable profits. Management’s assessment is constantly reviewed and additional deferred tax assets are recognized if it becomes probable that future taxable profits will allow the deferred tax asset to be recovered.

Share-Based Compensation Transaction

Share-based compensation transaction

The Company measures the cost of equity-settled transactions by reference to the fair value of the equity instruments at the date at which they are granted. Estimating fair value for share-based compensation transactions requires determining the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determining the most appropriate inputs to the valuation model including the expected life of the stock option, volatility and dividend yield and making assumptions about them. The fair value of the ordinary shares was determined by obtaining quoted prices over-the-counter market based on the latest transacted price of the Company shares that were sold.

Share-based compensation transaction

The Company measures the cost of equity-settled transactions by reference to the fair value of the equity instruments at the date at which they are granted. Estimating fair value for share-based compensation transactions requires determining the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determining the most appropriate inputs to the valuation model including the expected life of the stock option, volatility and dividend yield and making assumptions about them. The fair value of the ordinary shares was determined by obtaining quoted prices over-the-counter market based on the latest transacted price of the Company shares that were sold.

Leases

Leases

We have entered into operating lease agreements primarily for office. We determine if an arrangement is a lease at inception. For all classes of underlying assets, we elect not to recognize right of use assets or lease liabilities when a lease has a lease term of 12 months or less at the commencement date and does not include an option to purchase the underlying asset that we are reasonably certain to exercise. Operating lease assets and liabilities are included on our balance sheet as of December 31, 2023, and June 30, 2023.

Operating lease assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is our incremental borrowing rate, because the interest rate implicit in most of our leases is not readily determinable. Our incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. Operating lease assets also include any prepaid lease payments and lease incentives. Our lease terms include periods under options to extend or terminate the lease when it is reasonably certain that we will exercise that option. We generally use the base, non-cancellable, lease term when determining the lease assets and liabilities. Operating lease expense is recognized on a straight-line basis over the lease term..

Leases

We have entered into operating lease agreements primarily for office. We determine if an arrangement is a lease at inception. For all classes of underlying assets, we elect not to recognize right of use assets or lease liabilities when a lease has a lease term of 12 months or less at the commencement date and does not include an option to purchase the underlying asset that we are reasonably certain to exercise. Operating lease assets and liabilities are included on our balance sheet as of June 30, 2023 and 2022.

Operating lease assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is our incremental borrowing rate, because the interest rate implicit in most of our leases is not readily determinable. Our incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. Operating lease assets also include any prepaid lease payments and lease incentives. Our lease terms include periods under options to extend or terminate the lease when it is reasonably certain that we will exercise that option. We generally use the base, non-cancellable, lease term when determining the lease assets and liabilities. Operating lease expense is recognized on a straight-line basis over the lease term.

Revenue Recognition

Revenue Recognition

Revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration that an entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The Company does not disaggregate its revenue streams as the economic factors underlying the contracts are similar and provide no significant distinction. The amount of revenue that is recorded reflects the consideration that the Company expects to receive in exchange for those goods or services. The Company applies the following five-step model in order to determine this amount: (I) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. Once a contract is determined to be within the scope of ASC 606 at contract inception, the Company reviews the contract to determine which performance obligations the Company must deliver and which of these performance obligations are distinct. The Company recognizes as revenues the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

Revenue Recognition

Revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration that an entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The Company does not disaggregate its revenue streams as the economic factors underlying the contracts are similar and provide no significant distinction. The amount of revenue that is recorded reflects the consideration that the Company expects to receive in exchange for those goods or services. The Company applies the following five-step model in order to determine this amount: (I) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. Once a contract is determined to be within the scope of ASC 606 at contract inception, the Company reviews the contract to determine which performance obligations the Company must deliver and which of these performance obligations are distinct. The Company recognizes as revenues the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

Comprehensive Gain or Loss

Comprehensive Gain or Loss

ASC 220 “Comprehensive Income,” establishes standards for the reporting and display of comprehensive income and its components in the financial statements. As of June 30, 2023 and 2022, the Company established that there are items that represented components of comprehensive income and, therefore, has included a statement of operations and comprehensive loss in the financial statements.

Comprehensive Gain or Loss

ASC 220 “Comprehensive Income,” establishes standards for the reporting and display of comprehensive income and its components in the financial statements. As of June 30, 2023 and 2022, the Company established that there are items that represented components of comprehensive income and, therefore, has included a statement of operations and comprehensive loss in the financial statements.

Income Taxes

Income Taxes

The Company utilizes ASC Topic 740, “Income Taxes,” which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. The Company accounts for income taxes using the asset and liability method to compute the differences between the tax basis of assets and liabilities and the related financial amounts, using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. A valuation allowance is recorded when it is “more likely-than-not” that a deferred tax asset will not be realized.

FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities The Company’s practice is to recognize interest and penalties, if any, related to uncertain tax positions in income tax expense in the statements of operations and comprehensive loss. There were no unrecognized tax benefits as of June 30, 2023 and 2022.

Income Taxes

The Company utilizes ASC Topic 740, “Income Taxes,” which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. The Company accounts for income taxes using the asset and liability method to compute the differences between the tax basis of assets and liabilities and the related financial amounts, using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. A valuation allowance is recorded when it is “more likely-than-not” that a deferred tax asset will not be realized.

FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities The Company’s practice is to recognize interest and penalties, if any, related to uncertain tax positions in income tax expense in the statements of operations and comprehensive loss. There were no unrecognized tax benefits as of June 30, 2023 and 2022.

Measurement of Fair Value

Measurement of Fair Value

The fair value of a financial instrument is the amount that could be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Financial assets are marked to bid prices and financial liabilities are marked to offer prices. Fair value measurements do not include transaction costs. A fair value hierarchy is used to prioritize the quality and reliability of the information used to determine fair values. Categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fair value hierarchy is defined in the following three categories:

Level 1: applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2: applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3: applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

Measurement of Fair Value

The fair value of a financial instrument is the amount that could be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Financial assets are marked to bid prices and financial liabilities are marked to offer prices. Fair value measurements do not include transaction costs. A fair value hierarchy is used to prioritize the quality and reliability of the information used to determine fair values. Categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fair value hierarchy is defined in the following three categories:

Level 1: applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2: applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3: applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

At June 30, 2023 and 2022, the Company has no financial assets or liabilities subject to recurring fair value measurements.

The Company’s financial instruments include cash, upfront payments, other receivables, other payables and related payables. Management estimates that the carrying amounts of financial instruments approximate their fair values due to their short-term nature. The fair value of amounts with immediate holding company is not practicable to estimate due to the related party nature of the underlying transactions.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company periodically evaluates the need to recognize impairment losses relating to long-lived assets in accordance with ASC 360, Property, Plant, and Equipment. Long-lived assets are evaluated for recoverability whenever events or circumstances indicate that an asset may have been impaired. In evaluating an asset for recoverability, the Company estimates the future cash flows, on an undiscounted basis, expected to result from the use of the asset and eventual disposition. If the sum of the expected future cash flows is less than the carrying amount of the asset, the Company would write the asset down to fair value and record an impairment charge accordingly. As of December 31, 2023, and June 30, 2023, respectively, there were no such events or circumstances that indicate a need for such evaluation.

Prepaid Forward Contract Equity

Prepaid Forward Contract Equity

The Company recorded a Prepaid Forward Contract Equity on its Consolidated Balance Sheets of $21,299,979 to account for the Prepayment Amount of the Forward Purchase Agreement, as discussed above within the discussion of the Business Combination. The Prepayment Amount will be held in a deposit account until the Valuation Date (the second anniversary of the closing of the Business Combination, subject to certain acceleration provisions). On the Valuation Date, the Company will receive a pro rata portion of the then remaining Prepayment Amount. Also, in connection with the Forward Purchase Agreement, the Company recognized this instrument as a contra equity, referred to herein as the “prepaid forward contract equity”, on its Consolidated Balance Sheets. Refer to the Business Combination discussion above and Note 11 for further detail.

Transaction Costs

Transaction Costs

The Company applied the requirements of ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A, Expenses of Offering. The Company incurred $2.5 million for the period ended December 31, 2023, in advisory, legal, accounting and management fees in conjunction with the Business Combination detailed above, which are included in selling, general and administrative expense in the Consolidated Statements of Operations. Direct and specific incremental transaction costs related to the Business Combination that would not otherwise have been incurred had the transaction not consummated were allocated across the derivative instruments associated with the transaction.

Net Loss Per Share

Net Loss Per Share

The Company has adopted ASC Topic 260, “Earnings per Share,” (“EPS”) which requires presentation of basic EPS on the face of the income statement for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation. In the accompanying financial statements, basic earnings per share is computed by dividing net loss by the weighted average number of shares of ordinary shares outstanding during the period.

For the periods ended December 31, 2023, and 2022, the ordinary shares were included in the computation of diluted net loss per share.

Net Loss Per Share

The Company has adopted ASC Topic 260, “Earnings per Share,” (“EPS”) which requires presentation of basic EPS on the face of the income statement for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation. In the accompanying financial statements, basic earnings per share is computed by dividing net loss by the weighted average number of shares of ordinary shares outstanding during the period.

For the periods ended June 30, 2023, and 2022, the ordinary shares were included in the computation of diluted net loss per share.

Accumulated Other Comprehensive Income/(Loss)

Accumulated Other Comprehensive Income/(Loss)

Unrealized gains and losses related to foreign currency translation are accumulated in “Accumulated other comprehensive loss” (“AOCI”). These changes are also reported in “Other comprehensive income (loss)” on the Condensed Consolidated Statements of Comprehensive Income.

Accumulated Other Comprehensive Income/(Loss)

Unrealized gains and losses related to foreign currency translation are accumulated in “Accumulated other comprehensive loss” (“AOCI”). These changes are also reported in “Other comprehensive income (loss)” on the Condensed Consolidated Statements of Comprehensive Income.

Foreign Currency Translation

Foreign Currency Translation

The functional currency of the Company is the currency of the primary economic environment in which the Company operates. Assets and liabilities denominated in currencies other than the functional currency are remeasured using the current exchange rate for monetary accounts and historical exchange rates for nonmonetary accounts, with exchange differences on remeasurement included in comprehensive income in our Statements of Comprehensive Income.

The Company that utilizes foreign currency as their functional currency translate such currency into U.S. dollars using (i) the exchange rate on the balance sheet dates for assets and liabilities, (ii) the average exchange rates prevailing during the period for revenues and expenses, and (iii) historical exchange rates for equity. Any translation adjustments resulting from this process are shown separately as a component of accumulated other comprehensive loss within shareholders’ deficit in Balance Sheets.

Foreign Currency Translation

The functional currency of the Company is the currency of the primary economic environment in which the Company operates. Assets and liabilities denominated in currencies other than the functional currency are remeasured using the current exchange rate for monetary accounts and historical exchange rates for nonmonetary accounts, with exchange differences on remeasurement included in comprehensive income in our Statements of Comprehensive Income.

The Company that utilizes foreign currency as their functional currency translate such currency into U.S. dollars using (i) the exchange rate on the balance sheet dates for assets and liabilities, (ii) the average exchange rates prevailing during the period for revenues and expenses, and (iii) historical exchange rates for equity. Any translation adjustments resulting from this process are shown separately as a component of accumulated other comprehensive loss within shareholders’ deficit in Balance Sheets.

Comparative Information	Comparative Information Certain items in prior years consolidated financial statements have been reclassified to conform to the current period’s presentation to facilitate comparison..	Comparative Information Certain items in prior years consolidated financial statements have been reclassified to conform to the current period’s presentation to facilitate comparison..
Recent Accounting Pronouncements

Recent Accounting Pronouncements

Recently Adopted Accounting Guidance

In August 2020, the FASB issued ASU 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40). This ASU reduces the number of accounting models for convertible debt instruments and convertible preferred stock and amends the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions. In addition, this ASU improves and amends the related earnings per share guidance. This standard becomes effective for the Company beginning on October 1, 2024. Adoption is either a modified retrospective method or a fully retrospective method of transition. The Company adopted this guidance effective September 1, 2023, and the adoption of this standard did not have a material impact on its consolidated financial statements.

Recent Accounting Guidance Not Yet Adopted

In November 2023, the FASB issued ASU 2023-07, Improvement to Reportable Segment Disclosures. This ASU aims to improve segment disclosures through enhanced disclosures about significant segment expenses. The standard requires disclosure of significant expense categories and amounts for such expenses, including those segment expenses that are regularly provided to the chief operating decision maker, easily computable from information that is regularly provided, or significant expenses that are expressed in a form other than actual amounts. This standard will be effective for the Company in Fiscal Year 2025 and is required to be applied retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating the impact of the additional disclosure requirements on the Company’s condensed consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, a final standard on improvements to income tax disclosures which applies to all entities subject to income taxes. The standard requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions. This standard will be effective for the Company in Fiscal Year 2026 and should be applied prospectively. The Company is currently evaluating the impact of the additional disclosure requirements on the Company’s condensed consolidated financial statements.

Other recent accounting pronouncements issued by the FASB, including its Emerging Issues Task Force, the American Institute of Certified Public Accountants, and the Securities and Exchange Commission did not or are not believed by management to have a material impact on the Company’s present or future financial statements.issued accounting standards to have a material impact on our financial position, results of operations or cash flows when they become effective.

Recent Accounting Pronouncements

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. This standard requires a financial asset (or group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. We adopted the new standard effective January 1, 2023 and the adoption of this guidance did not have a material impact on our financial statements.

In December 2019, the Financial Accounting Standards Board (FASB) issued Accounting Standard Update No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (ASU 2019-12), which simplifies the accounting for income taxes. This guidance will be effective for entities for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020 on a prospective basis, with early adoption permitted. We adopted the new standard effective January 1, 2021 and the adoption of this guidance did not have a material impact on our financial statements.

We do not expect any other recently issued accounting standards to have a material impact on our financial position, results of operations or cash flows when they become effective.